Consolidated Balance Sheet (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 294,426	$ 294,411
Short-term investments	146,586	330
Accounts receivable
Customers and agents, less allowances of $24,455 and $26,260, respectively	331,452	339,825
Roaming	37,218	28,450
Affiliated	226	135
Other, less allowances of $1,361 and $364, respectively	55,123	56,647
Inventory	112,279	152,556
Prepaid Taxes	41,397	717
Prepaid expenses	53,356	63,463
Net deferred income tax asset	26,757	21,570
Other current assets	10,804	51,013
Total current assets	1,109,624	1,009,117
Investments
Licenses	1,452,101	1,435,000
Goodwill	494,737	494,737
Customer lists, net of accumulated amortization of $96,153 and $92,829, respectively	759	4,083
Investments in unconsolidated entities	160,847	161,481
Notes and interest receivable - long-term	4,070	4,214
Long-term investments	46,033
Total investments	2,158,547	2,099,515
Property, plant and equipment
In service and under construction	6,340,537	5,844,962
Less: Accumulated depreciation	3,766,015	3,284,102
Property, plant and equipment, net	2,574,522	2,560,860
Other assets and deferred charges	50,367	38,776
Total assets	5,893,060	5,708,268
Current liabilities
Current portion of long-term debt	101	76
Accounts payable
Affiliated	10,791	14,732
Trade	281,601	296,288
Customer deposits and deferred revenues	146,428	140,248
Accrued taxes	39,299	57,507
Accrued compensation	65,952	62,242
Other current liabilities	121,823	92,884
Total current liabilities	665,995	663,977
Deferred liabilities and credits
Net deferred income tax liability	583,444	515,320
Other deferred liabilities and credits	234,855	218,489
Long-term debt	867,941	867,522
Commitments and contingencies
Noncontrolling interests with redemption features	855	727
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,368,487	1,356,322
Treasury Shares, at cost	(105,616)	(69,616)
Retained earnings	2,135,507	2,015,752
Total U.S. Cellular shareholders' equity	3,486,452	3,390,532
Noncontrolling interests	53,518	51,701
Total equity	3,539,970	3,442,233
Total liabilities and equity	5,893,060	5,708,268
Series A Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	33,006	33,006
Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	$ 55,068	$ 55,068